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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]
                                   1275 Pennsylvania Avenue, NW
                                   Washington, D.C. 20004-2415
                                   202.383.0100 fax 202.637.3593
                                   www.sutherland.com
ATLANTA AUSTIN HOUSTON
NEW YORK WASHINGTON DC
W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

September 19, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Pre-Effective Amendment No. 1
     MetLife Investors USA Insurance Company
     MetLife Investors USA Separate Account A
     File Nos. 333-176676/811-03365
     (Series VA-4 (offered on and after October 7, 2011))

Commissioners:

On behalf of MetLife Investors USA Insurance Company and MetLife Investors USA Separate Account A (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933 ("Securities Act") Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4 ("Registration Statement") for certain variable annuity contracts to be issued through the Account. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC Staff") on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the Securities Act, the Company and the principal underwriter have submitted requests for acceleration of effectiveness of the Amendment to October 7, or as soon thereafter as is reasonably practicable. The Company very much appreciates any assistance the SEC staff can provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,


/s/ W. Thomas Conner
--------------------
W. Thomas Conner

Attachment
cc:  Patrice M. Pitts, Esq.
     Michele H. Abate, Esq.
     John M. Richards, Esq.